NYSE Euronext

10010219

JAN 21 2010
Washington, DC 20549

CERT NYS
001-16485

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

January 21, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KRISPY KREME DOUGHNUTS, INC., Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 21, 2010.

Sincerely,

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